SEGMENT INFORMATION (Schedule of Reconciliation of Loss for the Year from Continuing Operations to Net Loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of operating segments [line items]
Loss for the year from continuing operations | ¥		¥ (5,645)	¥ (6,176)	¥ (6,179)
Loss for the year from discontinued operations, net of tax | ¥				(23,817)
Loss for the year | ¥		¥ (5,645)	¥ (6,176)	¥ (29,996)
USD [Member]
Disclosure of operating segments [line items]
Loss for the year from continuing operations | $	$ (810)
Loss for the year from discontinued operations, net of tax | $
Loss for the year | $	$ (810)